OTHER RESERVES (Details) - Schedule of Cash Flow Hedging Reserve - Reserve of cash flow hedges [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
The Group [member]
Cash flow hedging reserve
Balance	£ 1,573	£ 2,224	£ 915
Change in fair value of hedging derivatives	48	(168)	1,701
Income statement transfers	(511)	(483)	(392)
Balance	1,110	1,573	2,224
The Bank [member]
Cash flow hedging reserve
Balance	1,554	1,845	1,054
Change in fair value of hedging derivatives	183	36	969
Income statement transfers	(469)	(327)	(178)
Balance	1,268	1,554	1,845
Pre-Tax [member] | The Group [member]
Cash flow hedging reserve
Change in fair value of hedging derivatives	91	(271)	2,284
Income statement transfers	(691)	(644)	(531)
Pre-Tax [member] | The Bank [member]
Cash flow hedging reserve
Change in fair value of hedging derivatives	255	15	1,290
Income statement transfers	(628)	(436)	(241)
Deferred Income Tax Charge [Member] | The Group [member]
Cash flow hedging reserve
Change in fair value of hedging derivatives	(43)	103	(583)
Income statement transfers	180	161	139
Deferred Income Tax Charge [Member] | The Bank [member]
Cash flow hedging reserve
Change in fair value of hedging derivatives	(72)	21	(321)
Income statement transfers	£ 159	£ 109	£ 63